Consolidated Balance Sheets - USD ($)	Feb. 28, 2022	Nov. 30, 2021
Consolidated Balance Sheets
Investment tax credits	$ 268,179	$ 268,179
Prepaid expenses, sundry and other assets	307,319	62,192
Current Assets	824,215	1,102,316
Property and equipment, net (Note 4)	942,631	994,109
Right-of-use asset (Note 6)	122,725	0
Total Assets	1,889,571	2,096,425
Current Liabilities
Accounts payable	3,891,268	3,779,550
Accrued liabilities	2,473,988	2,272,610
Employee costs payable	2,451,989	2,263,944
Operating lease liability (Note 6)	123,277	0
Assets
Income tax payable	18,178	18,178
Promissory notes payable (Note 5)	167,061	165,878
Convertible debentures (Note 5)	1,779,167	1,751,483
Total Liabilities	10,904,928	10,251,643
Current Assets
Capital stock (Note 7) Authorized Unlimited common shares without par value Unlimited preference shares Issued and outstanding 33,092,665 common shares (November 30, 2020 - 23,678,105)	49,175,630	49,175,630
Additional paid-in capital	44,647,269	44,626,436
Accumulated other comprehensive income	284,421	284,421
Accumulated deficit	(103,122,677)	(102,241,705)
Shareholders' deficiency (Equity)	(9,015,357)	(8,155,218)
Cash	211,364	771,945
Contingencies (Note 12)
Liabilities and Shareholders' deficiency (Equity)	1,889,571	2,096,425
Trade and other receivables, net	$ 37,353	$ 0